Note 14 - Segments - Segmented Earnings Breakdown (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net sales	$ 675,455	$ 534,792	$ 639,813
Cost of sales	411,037	332,434	423,964
Gross profit	$ 264,418	$ 202,358	$ 215,849
Gross profit %	39.10%	37.80%	33.70%
Research and development costs	$ 30,867	$ 23,586	$ 22,487
Selling, general and administrative expenses	125,828	110,616	99,091
Restructuring (credits) charges	(677)	3,459	10,114
Gain on sale of properties	(5,701)	0	(3,819)
Earnout liability adjustments	3,105	0	0
Interest expense	14,751	4,078	2,850
Interest income	(1,035)	(4,754)	(1,697)
Impairment of equity method investment and related party notes	13,087
Other income, net	(10,857)	3,165	4,503
Earnings before provision for income taxes	95,050	61,808	83,300
Impairment of CUI tradename	0	400	0
Gain on sale of Czech Republic business	0	0	(980)
Aerospace, Defense, and Rugged Solutions Segment [Member]
Net sales	368,862	241,188	210,572
Industrial Technology and Data Solutions Segment [Member]
Net sales	306,593	293,604	429,241
Operating Segments [Member]
Net sales	675,455	534,792	639,813
Cost of sales	409,397	331,449	422,727
Gross profit	$ 266,058	$ 203,343	$ 217,086
Gross profit %	39.40%	38.00%	33.90%
Interest expense	$ 266	$ 445	$ 0
Operating Segments [Member] | Aerospace, Defense, and Rugged Solutions Segment [Member]
Net sales	368,862	241,188	210,572
Cost of sales	217,780	150,799	138,541
Gross profit	$ 151,082	$ 90,389	$ 72,031
Gross profit %	41.00%	37.50%	34.20%
Interest expense	$ 210	$ 360	$ 0
Operating Segments [Member] | Industrial Technology and Data Solutions Segment [Member]
Net sales	306,593	293,604	429,241
Cost of sales	191,617	180,650	284,186
Gross profit	$ 114,976	$ 112,954	$ 145,055
Gross profit %	37.50%	38.50%	33.80%
Interest expense	$ 56	$ 85	$ 0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Gross profit	(1,640)	(985)	(1,237)
Interest expense	$ 14,485	$ 3,633	$ 2,850